WILSHIRE VARIABLE INSURANCE TRUST
(THE “TRUST”)

Small Cap Growth Fund

SUPPLEMENT DATED AUGUST __, 2009 TO THE PROSPECTUS OF THE TRUST DATED MAY 1, 2009

THIS FOLLOWING SUPPLEMENT REPLACES INFORMATION FOUND ON PAGE 33 OF THE PROSPECTUS UNDER THE HEADING “THE SUBADVISERS” AND THE SUB-HEADING “MELLON”:

Mellon

Mellon (formerly BNY Mellon Asset Management), a New York corporation, is located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. Mellon had approximately $139.6 billion in assets under management as of December 31, 2008. Mellon manages a portion of the assets of the Small Cap Growth Fund.

The Mellon Index Fund Management team is responsible for managing Mellon’s portion of the Small Cap Growth Fund. The three most senior members are Karen Q. Wong, Richard A. Brown and Thomas J. Durante.

Ms. Wong is a Managing Director, Equity Index Strategies, West Coast with nine years at Mellon.    Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  She is also responsible for the refinement and implementation of the equity portfolio management process.    Prior to joining Mellon, Ms. Wong worked as a security analyst at Redwood Securities.   Ms. Wong attained the Chartered Financial Analyst designation.  She graduated with a BA from San Francisco State University, and obtained an MBA from San Francisco State University.

Mr. Brown is a Director, Equity Portfolio Management with 14 years at Mellon.    Mr. Brown is responsible for a team of portfolio managers covering domestic and international passive equity funds.   He is also responsible for the refinement and implementation of the equity portfolio management process.   Mr. Brown attained the Chartered Financial Analyst designation.  He obtained an MBA from California State University at Hayward.

Mr. Durante is a Director, Senior Portfolio Manager, Equity with nine years at Mellon.   Mr. Durante is responsible for a team of portfolio managers covering domestic and international indexed portfolios.  He is also responsible for the refinement and implementation of the equity portfolio management process.   Prior to joining Mellon, he worked in the fund accounting department for Dreyfus.   Mr. Durante attained the Chartered Financial Analyst designation.   He graduated with a BA from Fairfield University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS OF THE TRUST FOR FUTURE REFERENCE.

WILSHIRE VARIABLE INSURANCE TRUST
(THE “TRUST”)

Small Cap Growth Fund

SUPPLEMENT DATED AUGUST __, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST DATED MAY 1, 2009

THIS FOLLOWING SUPPLEMENT REPLACES INFORMATION FOUND ON PAGES 46 AND 47 OF THE STATEMENT OF ADDITIONAL INFORMATION UNDER THE HEADING “INVESTMENT ADVISORY AGREEMENTS” AND THE SUB-HEADING “SUBADVISERS”:

Mellon– Small Cap Growth Fund

Mellon’s Equity Index Strategies portfolio management team is responsible for managing Mellon’s portion of the Small Cap Growth Fund.  The individual members of the team responsible for the day-to day management of Mellon’s portion of the Small Cap Growth Fund are Karen Q. Wong, Richard A. Brown and Thomas J. Durante.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.  Each Portfolio Manager is authorized to make investment decisions for all portfolios managed by the team.  Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.  No member of the portfolio team manages assets outside of the team.   As of June 30, 2009, the team managed the following portfolios:

Type of Accounts	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (in millions)
Karen Q. Wong*
Registered Investment Companies:	130	$23,842	0	$0
Other Pooled Investment Vehicles:	52	$43,686	0	$0
Other Advisory Accounts:	81	$25,236	0	$0
Richard A. Brown*
Registered Investment Companies:	130	$23,842	0	$0
Other Pooled Investment Vehicles:	52	$43,686	0	$0
Other Advisory Accounts:	81	$25,236	0	$0
Thomas J. Durante*
Registered Investment Companies:	130	$23,842	0	$0
Other Pooled Investment Vehicles:	52	$43,686	0	$0

Other Advisory Accounts:	81	$25,236	0	$0
*The information set forth above reflects information about other accounts managed by a team that includes the portfolio manager.

The dollar range of Fund shares beneficially owned by the primary portfolio managers indicated below is as follows as of June 30, 2009:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Karen Q. Wong	0
Richard A. Brown	0
Thomas J. Durante	0

Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists.  Each portfolio manager generally manages portfolios having substantially the same investment style as the Fund.  However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others.  The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios.  A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions.  For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio.  In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts.  However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others.  There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed.

In addition, current trading practices do not allow Mellon Capital Management Corporation (“Mellon Capital’s”) to intentionally favor one portfolio over another as trades are executed as trade orders are received.  Portfolio’s rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.

As of June 31, 2009, the primary objectives of the Mellon Capital’s compensation plans are to:

•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Motivate and reward strong business/investment performance

•	Create an ownership mentality for all employees

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term).  An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses.  A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability.  Therefore, all bonus awards are based initially on Mellon Capital’s financial performance.  The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan.  Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards").  These targets are derived based on a review of competitive market data for each position annually.  Annual awards are determined by applying multiples to this target award.  Awards are 100% discretionary.  Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed.  Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan.  These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role.  This plan provides for an annual award, payable in cash after a three-year cliff vesting period.  The value of the award increases during the vesting period based upon the growth in Mellon Capital’s net income.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds.  The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees.  Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws.  These plans are structured to provide the same retirement benefits as the standard retirement benefits.  In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST FOR FUTURE REFERENCE.